Pension and other employee benefit plans	12 Months Ended
Mar. 31, 2022
Pension and other employee benefit plans
20. Pension and other employee benefit plans
Severance indemnities and pension plans
MHFG and certain subsidiaries sponsor and offer their employees, other than directors and corporate auditors, contributory and non-contributory
defined benefit plans. Under these plans, employees are provided with lump-sum
cash payments upon leaving the company. The amount of benefits under each plan is principally determined based on the positions in career, the length of service and the reason for severance. When employees meet certain conditions including the length of service, they may opt to receive annuity payments instead of lump-sum
payments. MHFG and certain subsidiaries also offer special termination benefits to former employees whose contributions during their careers were deemed meritorious and to those with particular circumstances.
Certain foreign offices and subsidiaries have defined contribution plans and/or defined benefit plans, of which disclosures are combined with those for domestic benefit plans, as they are not significant and those plans don’t use significantly different assumptions.
MHFG and certain subsidiaries have several defined contribution plans. The costs recognized in respect of contributions to the plans for the fiscal years ended March 31, 2020, 2021 and 2022 were ¥3,142 million, ¥4,510 million and ¥3,981 million, respectively.
Pension plans are not fully integrated among subsidiaries of MHFG and plan assets are managed separately by each plan.

Net periodic benefit cost and funded status
The following table presents the components of net periodic cost of the severance indemnities and pension plans for the fiscal years ended March 31, 2020, 2021 and 2022:

	2020	2021	2022

	(in millions of yen)
Service cost-benefits earned during the fiscal year	45,697	39,672	33,190
Interest costs on projected benefit obligations	5,590	5,790	5,636
Expected return on plan assets	(40,551)	(41,887)	(37,051)
Amortization of prior service cost (benefits)	121	(2,378)	(4,820)
Amortization of net actuarial loss (gain)	(5,873)	1,671	(20,485)
Special termination benefits	9,793	9,569	10,791
Loss (gain) on settlement	—	(3,945)	—

Net periodic benefit cost	14,777	8,492	(12,739)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
before-tax
for the fiscal years ended March 31, 2021 and 2022 are summarized as follows:

	2021	2022

	(in millions of yen)
Net actuarial gain (loss)	395,028	(36,796)
Amortization of net actuarial loss (gain)	1,671	(20,485)
Settlement loss (gain) of net actuarial loss (gain)	(3,945)	—
Prior service benefits (cost)	74,160	(1)
Amortization of prior service cost (benefits)	(2,378)	(4,820)

Total recognized in other comprehensive income (loss) before-tax	464,536	(62,102)

Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost are as follows:

	2020	2021	2022
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	0.37%	0.38%	0.52%
Rates of increase in future compensation levels	1.80-4.80%	1.80%	2.00%
Interest credit rates	4.95%	4.38%	4.39%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	0.34%	0.37%	0.38%
Rates of increase in future compensation levels	1.80-4.80%	1.80-4.80%	1.80%
Expected rates of return on plan assets	1.68%	1.79%	1.54%
Interest credit rates	4.97%	4.95%	4.38%
In estimating the discount rates, the MHFG Group looks to interest rates on a portfolio of high-quality fixed-income government and corporate bonds. The durations of these bonds closely match those of the benefit obligations. Discount rates are evaluated at each measurement date. The expected rate of return for each asset category is based primarily on various aspects of the long-term prospects for the economy that include historical performance and the market environment.
The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2021 and 2022 for the plans of MHFG and its subsidiaries:

	2021	2022

	(in millions of yen)
Change in benefit obligations:
Benefit obligations at beginning of fiscal year	1,571,296	1,437,843
Service cost	39,672	33,190
Interest cost	5,790	5,636
Plan participants’ contributions	1,131	1,089
Amendments (1)	(74,160)	1
Actuarial loss (gain)	(6,938)	(19,939)
Foreign exchange translation	2,971	4,099
Benefits paid	(52,930)	(54,483)
Lump-sum payments	(27,357)	(29,697)
Settlement (2)	(21,632)	—

Benefit obligations at end of fiscal year	1,437,843	1,377,739

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,252,624	2,412,745
Actual return (negative return) on plan assets	395,555	(8,008)
Foreign exchange translation	3,570	3,863
Partial withdrawal of assets from employee retirement benefits trusts (3)	(188,299)	(270,172)
Employer contributions	24,939	28,977
Plan participants’ contributions	1,131	1,089
Benefits paid	(52,930)	(54,483)
Settlement (2)	(23,845)	—

Fair value of plan assets at end of fiscal year	2,412,745	2,114,011

Funded status	974,902	736,272

Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	999,962	762,147
Accrued pension liability	(25,060)	(25,875)

Net amount recognized	974,902	736,272

Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefits (cost)	67,856	63,030
Net actuarial gain (loss)	478,966	421,690

Net amount recognized	546,822	484,720

Notes:
(1)
The amount of ¥74,160 million for March 31, 2021 includes ¥73,998 million of prior service benefits recognized during the six months ended September 30, 2020 related to an amendment to the defined benefit pension plans at MHFG and certain domestic subsidiaries. In September 2020, based on various approvals, MHFG and certain domestic subsidiaries communicated to their employees the amendment to the defined benefit pension plans that was effective as of October 1, 2020. In accordance with ASC 715, “Compensation—Retirement Benefits” (“ASC 715”), any change in projected benefit obligations due to a plan amendment is required to be recognized as prior service benefits (cost) as of the amendment date.

(2)
The amount of ¥21,632 million and ¥23,845 million of settlement for March 31, 2021 resulted from partial transition from the defined benefit pension plans to the defined contribution pension plans, which occurred during the second half of the fiscal year ended March 31, 2021 at MHFG and certain domestic subsidiaries. This partial transition constitutes a settlement under ASC 715 and any gain or loss is required to be recognized in the consolidated results of operations once settlement criteria are met. The settlement criteria were met during the second half of the fiscal year ended March 31, 2021.

(3)
During the fiscal year ended March 31, 2021 and 2022, certain subsidiaries of MHFG partially withdrew assets from employee retirement benefit trusts, which were established for the payment of employees’ severance pay and retirement pensions. Overall, the trusts remain in overfunded status as of March 31, 2022. No gains or losses have been recognized as a result of this transaction.

The aggregated accumulated benefit obligations of these plans were ¥1,437,843 million and ¥1,377,739 million, as of March 31, 2021 and 2022, respectively. The defined benefit plans generally employ a multi-variable and non-linear
formula based upon rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum
severance indemnities.
The following table shows the projected benefit obligations and the fair value of plan assets for the plans of MHFG and its subsidiaries with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2021 and 2022:

	2021	2022

	(in millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	49,110	31,829
Fair value of plan assets	24,050	5,954
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	49,110	31,829
Fair value of plan assets	24,050	5,954

Note:	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.
Investment policies and asset allocation
In managing plan assets, the MHFG Group determines the appropriate levels of risk that the Group can assume under the given circumstances to maximize the investment returns from a long-term perspective while ensuring that sufficient funds will be available to plan participants and beneficiaries. Generally, the investment returns are relative to the risks involved. In considering the maximum levels of risk that the MHFG Group can assume, it primarily considers the following factors: the employers’ burden of maintaining the benefit plans based on the design of the plans and future plan contributions, the age distribution of the plan participants and beneficiaries, the financial conditions of the employers, and the employers’ ability to absorb future variability in plan premiums. The long-term asset allocation to each asset category such as Japanese equity securities, Japanese debt securities, foreign equity securities and foreign debt securities is determined based upon the optimal portfolio, which is estimated to yield the maximum return within the range of an acceptable level of risk. Additionally, the asset allocation is reviewed whenever there are large fluctuations in pension plan liabilities caused by modifications of pension plans, or there are changes in the market environment. When selecting an investment in each asset category, the MHFG Group takes into consideration credit standing of an investee, concentration of credit risk to a certain investee and liquidity of a financial instrument among other things. The investments in each asset category are further diversified across funds, strategies and sectors along with other things. There is no significant investment in a single investee except Japanese government bonds.
Certain subsidiaries of MHFG established employee retirement benefit trusts and transferred their assets to the trusts as plan assets. These assets are separated from the employer’s proprietary assets for the payment to the plan beneficiaries. The assets held in these trusts are primarily Japanese equity securities and have been entrusted directly to qualified trustees including trust banks.
MHFG and certain subsidiaries’ target allocation for the plan assets, excluding those of the employee retirement benefit trusts, at March 31, 2022 is as follows:

Asset category	Asset ratio
Japanese equity securities	5.00%
Japanese debt securities	34.00%
Foreign equity securities	25.00%
Foreign debt securities	23.00%
General account of life insurance companies	11.00%
Other	2.00%

Total	100.00%

Note:	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest payments.

Fair value of plan assets
The following table presents the fair value of plan assets of MHFG and its subsidiaries at March 31, 2021 and 2022, by asset class. For the detailed information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methodologies, see Note 27 “Fair value.”

	2021					2022
	Level 1		Level 2	Level 3	Total	Level 1		Level 2	Level 3	Total

	(in billions of yen)

Japanese equity securities:
Common stocks (1)	1,291		—	—	1,291	1,003		—	—	1,003
Pooled funds (2)	13		5	—	18	13		5	—	18
Japanese debt securities:
Government bonds	188		—	—	188	179		—	—	179
Pooled funds (2)	—		9	—	9	—		10	—	10
Other	—		23	—	23	—		21	—	21
Foreign equity securities:
Common stocks	157		—	—	157	172		—	—	172
Pooled funds (2)	—		6	—	6	—		7	—	7
Foreign debt securities:
Government bonds	180		7	—	187	170		9	—	179
Pooled funds (2)	—		12	—	12	—		10	—	10
Other	—		19	—	19	—		18	—	18
General account of life insurance companies (3)	—		115	—	115	—		116	—	116
Other	30	(4)	(13)	—	17	30	(4)	(25)	—	5
Plan assets measured at net asset value (5)					371					376

Total assets at fair value	1,859		183	—	2,413	1,567		171	—	2,114

Notes:
(1)
This class represents equity securities held in the employee retirement benefit trusts of ¥1,291 billion and ¥1,003 billion carried at fair value at March 31, 2021 and 2022, respectively, which are well-diversified across industries.

(2)	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at fair value and can be redeemed within a short-term period upon request.
(3)	Investments in this class are measured at conversion value, which is equivalent to fair value.
(4)	Amounts primarily include cash and short-term assets carried at fair value.
(5)
In accordance with ASC 820, certain plan assets that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

There were no returns on and purchases and sales of Level 3 assets during the fiscal years ended March 31, 2021 and 2022.
Contributions
The total contribution of approximately ¥29 billion is expected to be paid to the pension plans during the fiscal year ending March 31, 2023, based on the current funded status and expected asset return assumptions.

Estimated future benefit payments
The following table presents forecasted benefit payments including the effect of expected future service for the fiscal years indicated:

(in millions of yen)
Fiscal year ending March 31:
2023	76,933
2024	76,956
2025	76,662
2026	77,281
2027	75,557
2028-2032	344,156